Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Accounting Policies [Abstract]
Interest income	$ 4,012	$ 10,133
Allowances for credit losses	25,614	25,217	$ 20,494
Inventory write downs	$ 384,552	$ 261,310